Held-To-Maturity Securities	12 Months Ended
Dec. 31, 2012
Held-To-Maturity Securities
13.	HELD-TO-MATURITY SECURITIES

During the second quarter of 2011, the Company invested RMB100,000,000 in CR Trust with an overall variable total yield ranging from 14% to 19.5% per year (including a fixed yield of 3% per year). The term of the CR Trust is five years with an option for the beneficiaries to redeem after the end of three years from the date of establishment. Such option is not exercisable by the beneficiaries when the trust has previously distributed principal amounts of more than 60% of the total initial trust fund at establishment. The investment is guaranteed by China Yin Tai Holding Co., Ltd.. Management has accounted for this investment as a held-to-maturity security in accordance with ASC 320-10 at amortized cost. The estimated fair value of the investment as at December 31, 2011, approximates its carrying value as there were no impairment indicators present, events or changes in circumstances having occurred or are expected to occur, since the inception of the Company’s investment in CR Trust, that would have an adverse effect on the underlying value of the investment.

In May, 2012, the Company received RMB10,000,000 (US$1,605,111) repayment of the capital and continued to hold the remaining RMB90,000,000 (US$14,445,996) in CR Trust as a held-to-maturity security. The estimated fair value of the investment as at December 31, 2012, ranges from RMB118,000,000 (US$18,940,306) to RMB134,000,000 (US$21,508,483), which was determined based on an independent valuation using an income approach.

In February 2012, the Company invested RMB100,000,000 (US$16,051,107) in Bank of Communications (Zhuhai) Branch for a two-year time deposit with fixed annual interest rate of 4.4%. The interest will be paid to the Company along with the principal amount at the maturity date of the investment in February 2014. The estimated fair value of the investment as at December 31, 2012, approximates its carrying value as there were no impairment indicators present, events or changes in circumstances having occurred or are expected to occur, since the inception of the Company’s investment in the time deposit, that would have an adverse effect on the underlying value of the investment.

The Company recorded interest income related to above investments amounting to RMB1,972,603 and RMB6,593,015 (US$1,058,252) for the year ended December 31, 2011 and 2012, respectively, in the consolidated statements of operations and comprehensive income.